Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity - Outstanding number of shares [Text Block]

Philips Group

Outstanding number of shares

	2018	2019	2020
Balance as of January 1	926,191,723	914,184,087	890,973,790
Dividend distributed	9,533,223	9,079,538	18,080,198
Purchase of treasury shares	(31,993,879)	(40,390,495)	(8,669,622)
Re-issuance of treasury shares	10,453,020	8,100,660	4,695,170
Issuance of new shares			48,757
Balance as of December 31	914,184,087	890,973,790	905,128,293

Equity - Employee option and share plan transactions [Text Block]

Philips Group

Employee option and share plan transactions

	2018	2019	2020
Shares acquired	8,226,101	5,497,675	5,351,411
Average market price	EUR 32.59	EUR 34.25	EUR 33.81
Amount paid	EUR 268 million	EUR 188 million	EUR 181 million
Shares delivered	10,453,020	8,100,660	4,695,170
Average price (FIFO)	EUR 32.66	EUR 32.87	EUR 34.35
Cost of delivered shares	EUR 341 million	EUR 266 million	EUR 161 million
Total shares in treasury at year-end	7,871,452	5,268,467	5,924,708
Total cost	EUR 258 million	EUR 180 million	EUR 199 million

Equity - Share capital transactions [Text Block]

Philips Group

Share capital transactions

	2018	2019	2020
Shares acquired	23,767,778	34,892,820	3,318,211
Average market price	EUR 32.58	EUR 34.29	EUR 39.21
Amount paid	EUR 774 million	EUR 1,196 million	EUR 130 million
Cancellation of treasury shares (shares)	24,246,711	38,541,356	3,809,675
Cancellation of treasury shares (EUR)	EUR 783 million	EUR 1,316 million	EUR 152 million
Total shares in treasury at year-end	4,140,000	491,464
Total cost	EUR 141 million	EUR 22 million

Equity - Composition of net debt and group equity [Text Block]

Philips Group

Composition of net debt and group equity1)

in millions of EUR unless otherwise stated

	2018	2019	2020
Long-term debt	3,427	4,939	5,705
Short-term debt	1,394	508	1,229
Total debt	4,821	5,447	6,934
Cash and cash equivalents	1,688	1,425	3,226
Net debt1)	3,132	4,022	3,708
Shareholders' equity	12,088	12,597	11,870
Non-controlling interests	29	28	31
Group equity	12,117	12,625	11,901
Net debt and group equity ratio1)	21:79	24:76	24:76
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Equity - Adjusted income from continuing operations attributable to shareholders [Text Block]

Philips Group

Adjusted income from continuing operations attributable to shareholders1)

2) in millions of EUR

	2019	2020
Net income	1,173	1,195
Discontinued operations, net of income taxes	19	10
Income from continuing operations	1,192	1,205
Continuing operations non-controlling interests	(5)	(8)
Income from continuing operations attributable to shareholders1)2)	1,186	1,197
Adjustments for:
Amortization of acquired intangible assets	350	381
Impairment of goodwill	97	144
Restructuring costs and acquisition-related charges	318	203
Other items	153	301
Net finance expenses3)	13	(125)
Tax impact of adjusted items	(280)	(285)
Adjusted Income from continuing operations attributable to shareholders1)2)	1,838	1,814
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.2)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.3)The comparative figures have been restated to conform to the revised definitions. Refer to the Reconciliation of non-IFRS information.